Cash Equivalents and Marketable Securities - Amortized Cost, Unrealized Gains and Losses, and Estimated Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Marketable securities:
Amortized Cost	$ 194,016	$ 53,342
Unrealized Gain	24	1
Unrealized Loss	(41)	(2)
Estimated Fair Value	193,999	53,341
Total
Amortized Cost	668,310
Unrealized Gain	24	1
Unrealized Loss	(41)	(2)
Estimated Fair Value	668,293
Commercial paper
Marketable securities:
Amortized Cost	83,728	27,473
Unrealized Gain	0	0
Unrealized Loss	0	0
Estimated Fair Value	83,728	27,473
Total
Unrealized Gain	0	0
Unrealized Loss	0	0
Corporate securities
Marketable securities:
Amortized Cost	78,353	6,940
Unrealized Gain	24	0
Unrealized Loss	(14)	(2)
Estimated Fair Value	78,363	6,938
Total
Unrealized Gain	24	0
Unrealized Loss	(14)	(2)
U.S. Treasury securities
Marketable securities:
Amortized Cost	15,200	16,157
Unrealized Gain	0	1
Unrealized Loss	(12)	0
Estimated Fair Value	15,188	16,158
Total
Unrealized Gain	0	1
Unrealized Loss	(12)	0
Asset-backed securities
Marketable securities:
Amortized Cost	16,735	2,772
Unrealized Gain	0	0
Unrealized Loss	(15)	0
Estimated Fair Value	16,720	2,772
Total
Unrealized Gain	0	0
Unrealized Loss	(15)	0
Money market funds
Cash equivalents:
Amortized Cost	474,294	28,371
Estimated Fair Value	$ 474,294	28,371
Total
Amortized Cost		81,713
Estimated Fair Value		$ 81,712